Financial Trusts (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summay of Financial Trust

Financial trust	Indenture executed on	Due of principal obligation	Original principal amount	Principal balance	Beneficiaries	Settlers
Credimas	01/11/2013	12/26/2018	16,000	4,616	Banco Supervielle S.A.	Credimas S.A.
		01/24/2019	7,000	4,867
Asministration trust Interconnection 500 KV ET Nueva San Juan - ET Rodeo Iglesia	09/12/2018	09/12/2018, or until the termination of payment obligations through Disbursements (the “Extinction date”).	—	—

Diservel S.R.L., Ingenias S.R.L, Geotecnia (Inv. Calvente), Newen Ingenieria S.A., Ingiciap S.A., Mercados Energeticos, Diservel S.R.L.)

and the suppliers of works, goods and services included in the Project.

						Interconexion Electrica Rodeo S.A.

Supervielle Creditos Financial Trust [member]
Statement [LineItems]
Summary of Publicly Offered and Listed Financial Trusts

Financial Trust	Set up on	Value initially assigned in	Securities issued
		trust	Type	Amount	Type	Amount
Serie 96	09/19/2017	$236,867	VDF TV A	VN$ 220,285	CP	VN$16,581
			Mat: 06/20/19		Mat: 04/20/22
Serie 97	03/27/2018	$750,000	VDF TV A	VN$ 712,500	CP	VN$37,500
			Mat: 01/20/20		Mat: 03/20/20

Cordial Compania Financiera Credito Financial Trust [member]
Statement [LineItems]
Summary of Publicly Offered and Listed Financial Trusts

The following are financial trusts where Cordial Compañía Financiera S.A acts as settler as of December 31, 2017:

Financial Trust	Set-up on	Securitized Amount	Issued Securities
			Type	Amount	Type	Amount
XIV	10/04/2016	$ 266,322	VDF TV A	VN $ 207,731	CP	VN $ 58,591
			Mat: 12/15/17		Mat: 08/16/21
XV	03/07/2017	$ 400,000	VDF TV A	VN $ 316,000	CP	VN $ 84,000
			Mat: 06/15/18		Mat: 11/15/19
XVI	04/07/2017	$ 398,000	VDF TV A	VN $ 314,420	CP	VN $ 83,580
			Mat: 06/15/18		Mat: 02/17/20
XVII	05/17/2017	$ 499,100	VDF TV A	VN $ 394,289	CP	VN $ 104,811
			Mat: 08/15/18		Mat: 05/15/20
XVIII	06/13/2017	$ 500,000	VDF TV A	VN $ 395,000	CP	VN $ 105,000
			Mat: 10/15/18		Mat: 04/15/20

Micro Lending S.A.U [member]
Statement [LineItems]
Summary of Publicly Offered and Listed Financial Trusts

The following are financial trusts where Micro Lending S.A.U acts as settler:

Financial Trust	Set-up on	Securitized Amount	Issued Securities
			Type	Amount		Amount	Type	Amount
III	06/08/2011	$ 39,779	VDF TV A	VN$ 31,823	VDF B	VN $ 6,364	CP	VN $ 1,592
			Vto: 03/12/13		Vto: 11/12/13		Vto: 10/12/16
IV	09/01/2011	$ 40,652	VDF TV A	VN$ 32,522	VDF B	VN $ 6,504	CP	VN $ 1,626
			Vto: 06/20/13		Vto: 10/20/13		Vto: 01/20/17
V	08/21/2014	$ 42,258	VDF TV A	VN$ 33,807	VDF B	VN $ 6,761	CP	VN $ 1,690
			Vto: 09/20/15		Vto: 02/20/16		Vto: 05/20/18
VI	12/02/2014	$ 40,375	VDF TV A	VN$ 32,300	VDF TV B	VN $ 6,460	CP	VN $ 1,615
			Vto: 12/20/15		Vto: 07/20/16		Vto: 07/20/18
VII	04/01/2015	$ 40,062	VDF TV A	VN$ 32,851	VDF TV B	VN $ 4,006	CP	VN $ 3,205
			Vto: 08/20/16		Vto: 12/20/18		Vto: 07/20/18
VIII	07/24/2015	$ 59,173	VDF TV A	VN $ 48,522	VDF TV B	VN $ 8,284	CP	VN $ 2,367
			Vto: 11/15/16		Vto: 05/15/17		Vto: 07/16/18
IX	05/18/2015	$ 58,606	VDF TV A	VN $ 48,057	VDF TV B	VN $ 7,033	CP	VN $ 3,516
			Vto: 03/15/17		Vto: 10/16/17		Vto: 07/16/20
X	08/24/2015	$ 56,357	VDF TV A	VN $ 46,213	VDF TV B	VN $ 7,890	CP	VN $ 2,254
			Vto: 07/20/17		Vto: 01/20/18		Vto: 10/20/20
XI	10/30/2015	$ 67,310	VDF TV A	VN $ 55,194	VDF TV B	VN $ 9,423	CP	VN $ 2,693
			Vto: 09/15/17		Vto: 02/15/18		Vto: 01/15/21
XII	01/14/2016	$ 64,843	VDF TV A	VN $ 58,358	VDF TV B	VN $ 3,891	CP	VN $ 2,594
			Vto: 11/15/17		Vto: 01/15/18		Vto: 05/17/21
XIII	05/13/2016	$ 69,988	VDF TV A	VN $ 63,689	VDF TV B	VN $ 3,499	CP	VN $ 2,800
			Vto: 06/15/18		Vto: 08/15/18		Vto: 09/15/21
XIV	09/01/2016	$ 69,144	VDF TV A	VN $ 62,230	VDF TV B	VN $ 4,149	CP	VN $ 2,766
			Vto: 06/15/18		Vto: 08/15/18		Vto: 11/15/21
XV	10/27/2016	$ 79,342	VDF TV A	VN $ 67,758	VDF TV B	VN $ 8,093	CP	VN $ 3,491
			Vto: 10/15/18		Vto: 02/15/19		Vto: 01/15/22
XVI	01/10/2017	$ 88,354	VDF TV A	VN $ 76,868	VDF TV B	VN $ 7,598	CP	VN $ 3,888
			Vto: 11/15/18		Vto: 02/15/19		Vto: 03/15/22
XVII	08/23/2017	$ 129,952	VDF TV A	VN $ 97,464	VDF TV B	VN $ 7,940	CP	VN $ 24,548
			Vto: 01/15/19		Vto: 04/15/19		Vto: 07/22/22
XVIII	06/16/2017	$ 119,335	VDF TV A	VN $ 89,501	VDF TV B	VN $ 7,291	CP	VN $ 22,543
			Vto: 05/15/19		Vto: 08/15/19		Vto: 10/15/22